Capital Disclosure of investment grade credit rating (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investment [Line Items]
Comparable funds from operations to adjusted interest coverage, actual	4.5	4.8
Adjusted comparable funds from operations to adjusted net debt, actual	19.00%	20.80%
Adjusted net debt to comparable earnings before interest, taxes, depreciation, and amortization, actual	3.9	3.6
Percentage of dividends added to Comparable FFO before Interest to Adjusted Interest Coverage	50.00%
Percentage of preferred dividends deducted from Adjusted Comparable FFO to Adjusted Net Debt	50.00%
Percentage of preferred shares added to net debt in Adjusted Comparable FFO to Adjusted Net Debt	50.00%
Minimum
Investment [Line Items]
Comparable funds from operations to adjusted interest coverage, Target	4
Adjusted comparable funds from operations to adjusted net debt, Target	20
Adjusted net debt to comparable earnings before interest, taxes, depreciation, and amortization, Target	3.0
Maximum
Investment [Line Items]
Comparable funds from operations to adjusted interest coverage, Target	5
Adjusted comparable funds from operations to adjusted net debt, Target	25
Adjusted net debt to comparable earnings before interest, taxes, depreciation, and amortization, Target	3.5